Leases	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Lessee Operating Leases [Line Items]
Leases
9. Leases
The Company has operating leases primarily for office space, studio facilities, and other equipment. The Company’s leases have remaining lease terms of up to approximately 12.25 years.
The following disclosures are based on leases whereby the Company has a contract for which the leased asset and lease liability is recognized on the Company’s combined balance sheets and reflect leases related to the Studio Business’s operations and Lionsgate corporate leases. The amounts presented are not necessarily indicative of future lease arrangements and do not necessarily reflect the results that the Company would have experienced as a standalone company for the periods presented.
The components of lease cost were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Operating lease cost (1)	$48.7	$35.3	$42.1
Short-term lease cost (2)	96.2	145.0	233.1
Variable lease cost (3)	3.0	2.8	1.3

Total lease cost	$147.9	$183.1	$276.5

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other amortization” line of the combined statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2024	March 31, 2023
		(Amounts in millions)
Operating Leases
Right-of-use assets	Other assets -non-current	$344.3	$116.8

Lease liabilities (current)	Other accrued liabilities	$44.4	$37.7
Lease liabilities (non-current)	Other liabilities -non-current	329.7	96.4

		$ 374.1	$ 134.1

	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years):
Operating leases	9.4	4.3
Weighted average discount rate:
Operating leases	5.37%	3.65%
The expected future payments relating to the Company’s lease liabilities at March 31, 2024 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31,
2025	$62.9
2026	56.1
2027	49.3
2028	49.2
2029	45.4
Thereafter	220.8

Total lease payments	483.7
Less imputed interest	(109.6)

Total	$374.1

As of March 31, 2024, the Company has entered into certain leases that have not yet commenced primarily related to studio facilities, for which construction related to those leases has not yet been completed. The leases are for terms up to 12.25 years, commencing upon completion of construction (currently expected to be ranging from calendar years 2025 to 2026). The leases include an option to extend the initial term for an additional 10 years to 12 years. The total minimum lease payments under these leases in aggregate are approximately $250.9 million.

LIONS GATE ENTERTAINMENT CORP [Member]
Lessee Operating Leases [Line Items]
Leases
9. Leases
The Company has operating leases primarily for office space, studio facilities, and other equipment. The Company’s leases have remaining lease terms of up to approximately 12.25 years.

The components of lease cost were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Operating lease cost (1)	$61.4	$48.4	$54.9
Short-term lease cost (2)	96.2	145.0	233.1
Variable lease cost (3)	3.4	3.1	1.4

Total lease cost	$161.0	$196.5	$289.4

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other amortization” line of the consolidated statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.
Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2024	March 31, 2023
Operating Leases		(Amounts in millions)
Right-of-use assets	Other assets - non-current	$388.8	169.0

Lease liabilities (current)	Other accrued liabilities	$53.4	47.4
Lease liabilities (non-current)	Other liabilities - non-current	385.1	159.2

		$438.5	206.6

	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years):
Operating leases	9.0	5.6
Weighted average discount rate:
Operating leases	5.24%	3.81%

The expected future payments relating to the Company’s lease liabilities at March 31, 2024 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31,
2025	$74.1
2026	67.9
2027	61.7
2028	61.6
2029	51.5
Thereafter	240.8

Total lease payments	557.6
Less imputed interest	(119.1)

Total	$438.5

As of March 31, 2024, the Company has entered into certain leases that have not yet commenced primarily related to studio facilities, for which construction related to those leases has not yet been completed. The leases are for terms up to 12.25 years, commencing upon completion of construction (currently expected to be ranging from calendar years 2025 to 2026). The leases include an option to extend the initial term for an additional 10 years to 12 years. The total minimum lease payments under these leases in aggregate are approximately $250.9 million.

Entertainment One Film And Television Business [Member]
Lessee Operating Leases [Line Items]
Leases
(11)
Leases
The Company occupies offices under various operating lease arrangements. The Company has no finance leases. The leases have remaining terms of 1 to 7 years, some of which include options to extend lease terms or options to terminate current lease terms at certain times, subject to notice requirements set out in the lease agreement. Payments under certain of the lease agreements may be subject to adjustment based on a consumer price index or other inflationary indices. The lease liability for such lease agreements as of the adoption date
, was based on fixed payments as of the adoption date. Any adjustments to these payments based on the related indices will be recorded to expense as incurred. Leases with an expected term of 12 months or less are not capitalized. Lease expense under such leases is recorded straight line over the life of the lease. The Company expenses non-lease
components as incurred for real estate leases.
The rent expense under such arrangements and similar arrangements that do not qualify as leases under ASU
2016-02,
net of sublease income amounted to $7,820 thousand and $10,335 thousand, respectively, for each of the nine months period ended October 1, 2023 and September 25, 2022, and was not material to the Company’s financial statements nor were expenses related to short term leases (expected term less than twelve months) or variable lease payments during those same periods.
All leases expire prior to 2030. Real estate taxes, insurance and maintenance expenses are generally obligations of the Company. Operating leases often contain renewal options. In those locations in which the Company continues to operate, management expects that, in the normal course of business, leases that expire will be renewed or replaced by leases on other properties.
Information related to the Company’s leases for the nine months ended October 1, 2023 and September 25, 2022 is as follows:

(In thousands)	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,043	$7,697
Right-of-use assets obtained in exchange for lease:
Operating leases net of lease modifications	29,233	40,409
Weighted Average Remaining Lease Term:
Operating leases	4.9 years	5.6 years
Weighted Average Discount Rate:
Operating leases	1.8%	1.7%
The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Condensed Combined Balance Sheets as of October 1, 2023:

(In thousands)	October 1, 2023
2023 (excluding the nine-month period ended October 1, 2023)	$2,007
2024	7,677
2025	7,745
2026	5,530
2027	5,208
2028 and thereafter	5,966

Total future lease payments	34,133
Less imputed interest	1,455

Present value of future operating lease payments	32,678
Less current portion of operating lease liabilities (1)	7,035

Non-current operating lease liability (2)	25,643

Operating lease right-of-use assets, net (3)	$29,233

(1)	Included in Accrued liabilities on the Condensed Combined Balance Sheets

(2)	Included in Other liabilities on the Condensed Combined Balance Sheets
(3)	Included in Operating lease right-of-use assets on the Condensed Combined Balance Sheets

(14)	Leases
The Company occupies offices under various operating lease arrangements. The Company has no finance leases. The leases have remaining terms of 1 to 7 years, some of which include options to extend lease terms or options to terminate current lease terms at certain times, subject to notice requirements set out in the lease agreement. Payments under certain of the lease agreements may be subject to adjustment based on a consumer price index or other inflationary indices. The lease liability for such lease agreements as of the adoption date, was based on fixed payments as of the adoption date. Any adjustments to these payments based on the related indices will be recorded to expense as incurred. Leases with an expected term of 12 months or less are not capitalized. Lease expense under such leases is recorded straight line over the life of the lease. The Company expenses non-lease
components as incurred for real estate leases.
The rent expense under such arrangements and similar arrangements that do not qualify as leases under ASU
2016-02,
net of sublease income amounted to $13,679 thousand and $15,303 thousand, respectively, for each of the years ended December 25, 2022 and December 26, 2021, and was not material to the Company’s financial statements nor were expenses related to short term leases (expected term less than twelve months) or variable lease payments during those same periods.
All leases expire prior to 2030. Real estate taxes, insurance and maintenance expenses are generally obligations of the Company. Operating leases often contain renewal options. In those locations in which the Company continues to operate, management expects that, in the normal course of business, leases that expire will be renewed or replaced by leases on other properties.
Information related to the Company’s leases for the years ended December 25, 2022 and December 26, 2021 is as follows:

(In thousands)	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,100	$10,479
Right-of-use assets obtained in exchange for lease:
Operating leases net of lease modifications	38,233	48,531
Weighted Average Remaining Lease Term:
Operating leases	5.4 years	6.1 years
Weighted Average Discount Rate:
Operating leases	1.7%	1.7%
The following is a reconciliation of future undiscounted cash flows to the operating
liabilities, and the related right of use assets, included in our Combined Balance Sheets as of December 25, 2022:

(In thousands)	Year Ended December 25, 2022
2023	$8,991
2024	7,671
2025	7,739
2026	5,524
2027	5,203

(In thousands)	Year Ended December 25, 2022
2028 and thereafter	5,963

Total future lease payments	41,091
Less imputed interest	1,924

Present value of future operating lease payments	39,167
Less current portion of operating lease liabilities (1)	8,155

Non-current operating lease liability (2)	31,012

Operating lease right-of-use assets, net (3)	$38,233

(1)	Included in Accrued liabilities on the Combined Balance Sheets
(2)	Included in Other liabilities on the Combined Balance Sheets
(3)	Included in Operating lease right-of-use assets on the Combined Balance Sheets